Annual Total Returns - Fidelity Flex® Mid Cap Growth Fund [BarChart] - 11.30 Fidelity Flex Mid Cap Growth Fund PRO-07 - Fidelity Flex® Mid Cap Growth Fund	Jan. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Mar. 08, 2017
Fidelity Flex Mid Cap Growth Fund-Default
Bar Chart Table:
Annual Return 2018	(5.47%)
Annual Return 2019	38.03%
Annual Return 2020	47.19%
Annual Return 2021	27.36%